Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Disclosure of internal credit grades [line items]
ECL allowance	$ 23	$ 23
Residential mortgages	289,048	287,033
Business and government loans	246,430	237,416
Expected credit loss allowance on debt securities classified at amortized cost	49	52
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages	1,521	1,315
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	0	2
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	3	3
Business and government loans	$ 446	$ 560